Schedule of segmented information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 32,514	$ 28,836
Production costs	(27,928)	(24,679)
Care and maintenance costs	(1,168)	(1,067)
Depreciation and amortization	(1,043)	(1,120)
(Loss) earnings from mining operations	2,375	1,970
General and administrative	(20,521)	(6,155)
Interest expense	(4,033)	(4,568)
Share-based compensation	(11,085)	(2,734)
Foreign exchange gain (loss)	(2,973)	(1,779)
Interest income	1,539	2
Loss on valuation of warrant liabilities	(29,337)	(2,032)
Loss on valuation of embedded derivative liabilities	(97,408)	(630)
Net loss before income taxes	(161,443)	(15,926)
Capital expenditures	60,404	45,731
Assets
Current	286,920	20,576
Non current	302,812	235,773
Total Assets	589,732	256,349
Total Liabilities	231,921	217,276
Los santos mine [member]
IfrsStatementLineItems [Line Items]
Revenue
Production costs
Care and maintenance costs	(1,168)	(1,067)
Depreciation and amortization	(20)	(21)
(Loss) earnings from mining operations	(1,188)	(1,088)
General and administrative	(504)	(927)
Interest expense	(85)	(88)
Share-based compensation
Foreign exchange gain (loss)	44	27
Interest income
Loss on valuation of warrant liabilities
Loss on valuation of embedded derivative liabilities
Net loss before income taxes	(1,733)	(2,076)
Capital expenditures	2
Assets
Current	1,322	1,101
Non current	33,820	31,397
Total Assets	35,142	32,498
Total Liabilities	2,683	3,845
Valtreixal [member]
IfrsStatementLineItems [Line Items]
Revenue
Production costs
Care and maintenance costs
Depreciation and amortization
(Loss) earnings from mining operations
General and administrative	(6)	(22)
Interest expense		(8)
Share-based compensation
Foreign exchange gain (loss)		(9)
Interest income
Loss on valuation of warrant liabilities
Loss on valuation of embedded derivative liabilities
Net loss before income taxes	(6)	(39)
Capital expenditures	57	126
Assets
Current	14	117
Non current	9,280	8,592
Total Assets	9,294	8,710
Total Liabilities	1,592	1,728
Woulfe [member]
IfrsStatementLineItems [Line Items]
Revenue	48	26
Production costs
Care and maintenance costs
Depreciation and amortization
(Loss) earnings from mining operations	48	26
General and administrative	(34)	(14)
Interest expense
Share-based compensation
Foreign exchange gain (loss)	121	756
Interest income	1
Loss on valuation of warrant liabilities
Loss on valuation of embedded derivative liabilities
Net loss before income taxes	136	768
Capital expenditures	58,366	44,033
Assets
Current	7,473	6,111
Non current	220,352	168,942
Total Assets	227,825	175,052
Total Liabilities	131,621	107,209
Panasquiera mine [member]
IfrsStatementLineItems [Line Items]
Revenue	32,466	28,810
Production costs	(27,928)	(24,679)
Care and maintenance costs
Depreciation and amortization	(1,023)	(1,099)
(Loss) earnings from mining operations	3,515	3,032
General and administrative	(1,692)	(2,060)
Interest expense
Share-based compensation
Foreign exchange gain (loss)	(449)	195
Interest income
Loss on valuation of warrant liabilities
Loss on valuation of embedded derivative liabilities
Net loss before income taxes	1,374	1,167
Capital expenditures	1,857	1,572
Assets
Current	12,478	7,976
Non current	24,810	26,842
Total Assets	37,288	34,818
Total Liabilities	28,859	26,799
Gentung tungsten project [member]
IfrsStatementLineItems [Line Items]
Revenue
Production costs
Care and maintenance costs
Depreciation and amortization
(Loss) earnings from mining operations
General and administrative
Interest expense
Share-based compensation
Foreign exchange gain (loss)
Interest income
Loss on valuation of warrant liabilities
Loss on valuation of embedded derivative liabilities
Net loss before income taxes
Capital expenditures
Corporate segment [member]
IfrsStatementLineItems [Line Items]
Revenue
Production costs
Care and maintenance costs
Depreciation and amortization
(Loss) earnings from mining operations
General and administrative	(18,285)	(3,132)
Interest expense	(3,948)	(4,472)
Share-based compensation	(11,085)	(2,734)
Foreign exchange gain (loss)	(2,689)	(2,748)
Interest income	1,538	2
Loss on valuation of warrant liabilities	(29,337)	(2,032)
Loss on valuation of embedded derivative liabilities	(97,408)	(630)
Net loss before income taxes	(161,213)	(15,746)
Capital expenditures	122
Assets
Current	265,633	5,271
Non current	122
Total Assets	265,755	5,271
Total Liabilities	66,916	77,695
Gentung project [member]
Assets
Current
Non current	14,428
Total Assets	14,428
Total Liabilities	$ 250